AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 89.0%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $6,467,581)	664,035	$6,208,722
Short-Term Investment — 5.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $405,087)	405,087	405,087

TOTAL INVESTMENTS—94.8% (cost $6,872,668)(wd)		6,613,809

Other assets in excess of liabilities(z) — 5.2%		363,171

Net Assets — 100.0%		$6,976,980

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
22	2 Year U.S. Treasury Notes	Dec. 2022	$4,518,594	$(60,018)
5	3 Year U.S. Treasury Notes	Dec. 2022	1,043,828	(20,277)
				(80,295)
Short Positions:
13	5 Year U.S. Treasury Notes	Dec. 2022	1,397,602	32,328
7	10 Year U.S. Treasury Notes	Dec. 2022	784,437	18,506
6	10 Year U.S. Ultra Treasury Notes	Dec. 2022	710,906	39,422
7	20 Year U.S. Treasury Bonds	Dec. 2022	884,844	53,955
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	548,000	45,354
				189,565
				$109,270
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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